Statements of Cash Flows (Unaudited) - Quarterly Report - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (2,067,808)	$ (1,000,016)
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Amortization of discount on convertible debentures	50,347	17,681
Depreciation	4,094	628
Change in derivative liabilities	42,737	$ 0
Imputed Interest expense	4,381
Changes in operating assets and liabilities
Other receivables	$ 11,131
Prepaid expense		$ (451)
Deposit	$ (32,802)
Accounts payable and other liabilities	15,911	$ 333
Accrued payroll tax	(2,642)	(1,846)
Net Cash (Used in) Operating Activities	(1,352,043)	(416,098)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for equipment	(38,158)	$ (6,512)
Investment in Flowhub	(175,000)
Net Cash (Used in) Investing Activities	$ (213,158)	$ (6,512)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of convertible Debentures for cash		269,100
Issuance of common stock for cash	$ 1,298,700	205,900
Warrants Exercised	295,936
Net Cash Provided by Financing Activities	$ 1,594,636	475,000
NET INCREASE IN CASH	29,435	52,390
CASH AT BEGINNING OF PERIOD	141,928	80,479
CASH AT END OF YEAR	171,363	$ 132,869
NON-CASH FINANCING ACTIVITIES
Common stock, Warrants, and Options issued as prepaid expense	$ 849,128
Repayment of short term borrowing - related party through issuance of preferred stock
Common Stock [Member]
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Stock issued for services	$ 368,100	$ 4,612
Options Held [Member]
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Stock issued for services	313,571	7,363
Warrant [Member]
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Stock issued for services	$ 26,411	$ 555,598